Supplemental Cash Flow Information	3 Months Ended
Jul. 31, 2025
Statement of cash flows [abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
15.
SUPPLEMENTAL CASH FLOW INFORMATION

Non-cash investing and financing transactions (in thousands)	July 31, 2025 $	July 31, 2024 $
Acquisition of building and equipment by lease	161	—

The following changes in liabilities arose from financing activities:

			Non-cash changes
(in thousands)	April 30, 2025 $	Cash Flows $	Acquisition $	Settlement / Disposal $	Assets held for sale $	Foreign exchange movements and change in estimates $	July 31, 2025 $
Deferred acquisition payments	314	—	—	(312)	—	(2)	—
Leases	13,403	(323)	—	—	(9,429)	73	3,724
Total	13,717	(323)	—	(312)	(9,429)	71	3,724

			Non-cash changes
(in thousands)	April 30, 2024 $	Cash Flows $	Acquisition $	Debt forgiven / Settlement / Disposal $	Accretion $	Foreign exchange movements and change in estimates $	July 31, 2024 $
Deferred acquisition payments	284	—	—	—	3	5	292
Leases	13,680	(394)	—	—	—	215	13,501
Total	13,964	(394)	—	—	3	220	13,793